Offerings - Offering: 1	Jun. 11, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,000,000	[2]
Proposed Maximum Offering Price per Unit | $ / shares	0.3980	[3]
Maximum Aggregate Offering Price	$ 3,980,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 609.34	[4]
Offering Note

(1)	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act
(2)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder because of stock splits, stock dividends or similar transactions.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The maximum offering price per share is based on the average of the high and low prices of the Common Stock as reported on The NASDAQ Stock Market, LLC on June [10] 2025.
(4)	The fee is calculated by multiplying the aggregate offering amount by $0.00015310, pursuant to Section 6(b) of the Securities Act.

[1]	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act
[2]	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder because of stock splits, stock dividends or similar transactions.
[3]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The maximum offering price per share is based on the average of the high and low prices of the Common Stock as reported on The NASDAQ Stock Market, LLC on June [10] 2025.
[4]	The fee is calculated by multiplying the aggregate offering amount by $0.00015310, pursuant to Section 6(b) of the Securities Act.